Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2023
Disclosure of voluntary change in accounting policy [abstract]
Basis of Preparation

Basis of Preparation

The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting”. Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2022, and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (the “IASB”) and as adopted by the European Union (the “EU”).

The accounting policies applied are consistent with those of the previous financial year. A description of the accounting policies is provided in the Accounting Policies section of the audited consolidated financial statements as of and for the year ended December 31, 2022. In addition, the accounting policy for royalty funding liabilities, applied for the first time in this reporting period, is described below.

The preparation of financial statements in conformity with IFRS requires the use of certain significant accounting estimates and requires management to exercise its judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 3, “Significant Accounting Judgements and Estimates”.

Royalty Funding Liabilities

Royalty Funding Liabilities

Royalty funding liabilities relate to the Company’s contractual obligations to pay a predetermined percentage of future commercial revenue until reaching a predetermined multiple of proceeds received, according to the detailed provisions of the synthetic royalty funding agreement (the “Agreement”).

Where relevant, royalty funding liabilities are separated into a financial liability and embedded derivative components based on the terms and conditions of the Agreement. Embedded derivative components are accounted for separately, unless these are deemed closely related to the financial liability. The Agreement includes a buy-out option where the value is dependent on non-financial variables that are specific to the Company. Accordingly, the buy-out option is not accounted for separately as a derivative.

The financial liability is recognized when the Company becomes party to the contractual provisions of the Agreement and measured at amortized cost until it is extinguished upon exercising a buy-out option or upon achieving the predetermined multiple of proceeds received. The effective interest rate is estimated at initial recognition and takes into account incremental transaction costs and anticipated amount and timing of future cash flows, which further depends on future commercial revenue forecasts and the probability of exercising the buy-out option. The amortized cost is remeasured prospectively when there is a material change in expectations to amount and timing of future cash flows, which will increase or decrease future interest expenses. Remeasurement gain or losses are recognized through the profit or loss as finance income or expenses, respectively.

The financial liability is presented as part of borrowings in the statement of financial position.

Change to Presentation of Borrowings

Change to Presentation of Borrowings

At December 31, 2022, lease liabilities were presented as part of borrowings in the consolidated statements of financial position. At December 31, 2022, carrying amount of lease liabilities was €95.4 million and €13.8 million, for non-current liabilities and current liabilities, respectively.

In connection with entering additional borrowing activities in September 2023, lease liabilities are from September 30, 2023, presented separately in the consolidated statements of financial position. Comparative amounts have been reclassified to reflect the change in presentation. Accordingly, at September 30, 2023 and December 31, 2022, borrowings comprise convertible senior notes and royalty funding liabilities, and convertible senior notes.

The change to presentation had no other impact on the unaudited condensed consolidated financial statements.

New International Financial Reporting Standards Not Yet Effective

New International Financial Reporting Standards Not Yet Effective

The IASB has issued a number of new or amended standards, which have not yet become effective or have not yet been adopted by the EU. Therefore, these new standards have not been incorporated in these unaudited condensed consolidated interim financial statements.

Amendments to IAS 1, “Classification of Liabilities as Current or Non-current”

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, “Presentation of Financial Statements”, to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

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What is meant by a right to defer settlement;
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That a right to defer must exist at the end of the reporting period;
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That classification is unaffected by the likelihood that an entity will exercise its deferral right; and
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That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

If approved by the EU, the amendments are effective for annual reporting periods beginning on or after January 1, 2024, and must be applied retrospectively. The amendments are expected to require the convertible senior notes (“convertible notes”) (presented as part of borrowings in the statement of financial position) and derivative liabilities, both presented as non-current liabilities at September 30, 2023, to be presented as current liabilities.

On September 30, 2023, the carrying amount of convertible notes and derivative liabilities were €421.7 million and €93.4 million, respectively.

The consolidated financial statements are not expected to be affected by other new or amended standards.